Share-Based Compensation - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments exercised | shares	0	0	0
Number of years of successive plan		4 years
Existing turnover rate		15.00%
Revised turnover rate		0.00%
Share Price Period To Determine Volatility Assumptions Prior to Grant Date	3 years
IFRS 2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expenses recognized | €	€ 1,236	€ 1,656	€ 787